Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Geographical Information	Geographical information for 2017, 2018 and 2019 is as follows:

	2017		2018
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	NT$000	NT$000
Taiwan	$49,635	$176,727	$52,100	$202,724
China	—	23	—	11
Others	—	6,645	10,224	7,482

	$49,635	$183,395	$62,324	$210,217

	2019		2019
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	US$000	US$000
Taiwan	$58,970	$246,719	$1,972	$8,249
China	142,840	—	4,775	—
Others	7,330	19,218	245	642
	$209,140	$265,937	$6,992	$8,891

Summary of Sales to Individual Customers Exceeding 10% of Revenue
Details of sales to individual customers exceeding 10% of the Group’s revenue for 2017, 2018 and 2019 are as follows:

	2017	2018
Customer	Revenue	Revenue
	NT$000	NT$000
A	$40,385	$40,765
B	9,250	11,335
F	—	10,224

	2019	2019
Customer	Revenue	Revenue
	NT$000	US$000
D	$142,840	$4,776
A	45,828	1,532
B	13,142	439